Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 7 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related Parties” - As defined in IAS 24 - ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24.

a.	Transactions with related parties:

1)	Composed as follows:

	Six months ended June 30,
	2023	2022
	USD in thousands

Payroll and related expenses to related parties employed by the Company (1)	1,032	496
Compensation to directors (2)	578	418
Directors’ and Officers’ insurance	468	453
Consultant services (3)	95	-
Interest and discount amortizations of loans from Jeffs’ Brands related parties (4)	-	40
Finance expense on Screenz payable balance (see note 3D)	-	192
Compensation to member of senior management of Gix Internet (5)	102	-
Eventer sales and marketing expenses to Keshet (see note 3D)	-	165
Eventer revenues from related parties	15	7
Eventer general and administrative expenses to Screenz	-	23
Jeffs’ Brands cost of revenues from related parties (6)	313	-
Jeffs’ Brands income from related parties (7)	158	-

(1)	Includes granted options benefit in the aggregated amount of USD 56 thousand and USD 160 thousand for the six months period ended June 302023, and 2022, respectively. Also Includes grant of restricted share units (RSUs) in the aggregated amount of USD 181 thousand for the six months period ended June 30, 2023.

(2)	Includes granted options benefit in the aggregated amount of USD 87 thousand, USD and 183 thousand for the six months period ended June 30, 2023, and 2022, respectively.

(3)	Includes consulting fees to Kfir Zilberman who is a related party of the Company’s subsidiary Jeffs’ Brands

(4)	Includes interest and discount amortizations of loans to Julia Gerasimova, and Victor Hakmon who are related parties of the Company’s subsidiary Jeffs’ Brands.

(5)	Cortex CTO is a related party of Gix Internet.

(6)	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of the Company’s subsidiary Jeffs’ Brands. See also note 3E.

(7)	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of the Company’s subsidiary Jeffs’ Brands. See also note 3E.

2)	Indemnification, exemption and insurance for directors and officers of the Company:

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a liability for insurance of directors and officers covering all of the Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 4 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 195, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.

3)	Transactions during the six months period ended June 30, 2023:

a.	On January 23, 2023, Gix Media acquired an additional 10% of the share capital of Cortex. See note 3F.

b.	In February 2023, the Company and other lenders, signed a convertible loan agreement with Polyrizon. See note 3G.

c.	On March 22, 2023, Jeffs’ Brands entered into a consulting agreement with SciSparc Nutraceuticals. See note 3E.

d.	In March 2023, Jeff’s Brands paid to Pure Capital USD 352 thousand in accordance with the consultant agreement in relation to the two purchases of Fort and SciSparc Nutraceuticals. The consultancy fees were recorded as part of the investments in Fort and SciSparc Nutraceuticals.

e.	On March 28, 2023, the Company signed a security exchange agreement with Fuel Doctor to sell all its shares in Charging Robotics to Fuel Doctor. See note 3J.

f.	On April 13, 2023, the Company entered into a loan agreement with Metagramm. See note 3P.

g.	In June 2023, the Company and other investors signed a share purchase agreement with Polyrizon. See note 3G.

h.	In June 2023, the Company signed an amendment to the credit facility agreement with Parazero. See note 3K.

b.	Balances with related parties:

(1)	Current assets under related parties section:

	June 30,	December 31,
	2023	2022
	USD in thousands

Advances to Pure Logistics (a related party of Jeffs’ Brands)	7	228
Receivables from SciSparc Nutraceuticals (a related party of Jeffs’ Brands)	168	-
Other receivables (a related party of Gix Internet)	58	60
Other receivables (a related party of Eventer)	5	10
	238	298

(2)	Current assets under loans to associates section:

	June 30,	December 31,
	2023	2022
	USD in thousands

Loan to Laminera (note 3L)	88	93
Loan to Revoltz (note 3H)	141	62
Loan to Metagramm (note 3P)	167	-
Credit line to Parazero (note 3K)	785	391
	1,181	546

(3)	Current Liabilities:

	June 30,	December 31,
	2023	2022
	USD in thousands

Compensation to key management personnel (*)	685	649
Other payable dividend to related parties of Gix Internet	-	284
Current liabilities to related parties of Jeffs’ Brands	118	-
Other accrued expenses to related parties of Eventer	8	122
	811	1,055

*	As of June 30, 2023, these balances include compensation to key management personnel of the Company, Eventer, Gix Internet, Fuel Doctor and Jeffs’ Brands.